Goodwill (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 CNY	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY
GOODWILL [Abstract]
Goodwill, Beginning Balance	0	$ 10,083	62,548
Consolidation of CJOL	62,548
Goodwill, Ending Balance	62,548	$ 10,083	62,548